Debt (Narrative) (Details)			12 Months Ended
	Feb. 25, 2016 USD ($)	Nov. 30, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 31, 2013 USD ($)
Debt Instrument [Line Items]
Proceeds from issuance of senior debt			$ 0	$ 0	$ 403,250,000
Debt instrument, carrying value			396,269,000	421,324,000
Amount of letters of credit			12,700,000
Amortization of deferred loan costs			2,600,000	2,600,000	2,200,000
Deferred loan costs written off			0	0	$ 2,149,000
Long-term debt [Member]
Debt Instrument [Line Items]
Deferred loan costs reclassified to long-term debt			6,400,000	7,500,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Springing fixed charge coverage ratio	1.25
Senior unsecured notes due October 2021 [Member]
Debt Instrument [Line Items]
Debt, face amount		$ 100,000,000.0				$ 300,000,000.0
Debt instrument, stated interest rate						6.25%
Debt instrument, issuance price of par, percentage		103.25%
Proceeds from issuance of senior debt		$ 394,000,000
Debt instrument, carrying value			$ 400,000,000	400,000,000
Senior unsecured notes due October 2021 [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Redemption price percentage			104.688%
Redemption price percentage of principal			35.00%
Redemption price as a percent of principal and interest			106.25%
Redemption percentage of remaining principal outstanding maximum			65.00%
Senior unsecured notes due October 2021 [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Redemption price percentage			103.125%
Senior unsecured notes due October 2021 [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Redemption price percentage			101.563%
Senior unsecured notes due October 2021 [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Redemption price percentage			100.00%
Senior unsecured notes due October 2021 [Member] | Debt Instrument, Redemption, Period Five [Member]
Debt Instrument [Line Items]
Redemption price percentage			100.00%
Senior secured revolving credit facility [Member]
Debt Instrument [Line Items]
Debt instrument, carrying value			$ 0	$ 25,000,000
Line of credit facility, remaining borrowing capacity			323,700,000
Senior secured revolving credit facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 600,000,000
Weighted average interest rates			2.00%	2.00%
Senior secured revolving credit facility [Member] | Revolving Credit Facility [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 200,000,000.0
Line of credit facility, additional borrowing capacity	150,000,000
Senior secured revolving credit facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 75,000,000
Senior secured revolving credit facility [Member] | Letter of Credit [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	25,000,000
Senior secured revolving credit facility [Member] | Swingline Loan [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 25,000,000
Senior secured revolving credit facility [Member] | Swingline Loan [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 10,000,000
Senior secured revolving credit facility [Member] | Debt Instrument, Redemption, Period One [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Senior secured debt to adjusted EBITDA ratio	4.50
Senior secured revolving credit facility [Member] | Debt Instrument, Redemption, Period Two [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Senior secured debt to adjusted EBITDA ratio	4.0
Senior secured revolving credit facility [Member] | Debt Instrument, Redemption, Period Three [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Senior secured debt to adjusted EBITDA ratio	3.50